Pioneer Core Equity Fund
Schedule of Investments  |  March 31, 2023

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  3/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 98.9% of Net Assets
	Aerospace & Defense — 1.5%
267,245	Raytheon Technologies Corp.	$ 26,171,303
	Total Aerospace & Defense	$26,171,303

	Air Freight & Logistics — 1.4%
103,138	FedEx Corp.	$ 23,566,002
	Total Air Freight & Logistics	$23,566,002

	Banks — 4.0%
1,454,278	Regions Financial Corp.	$ 26,991,400
1,245,423	Truist Financial Corp.	42,468,924
	Total Banks	$69,460,324

	Biotechnology — 0.9%
73,614(a)	Alnylam Pharmaceuticals, Inc.	$ 14,746,357
	Total Biotechnology	$14,746,357

	Broadline Retail — 2.7%
446,554(a)	Amazon.com, Inc.	$ 46,124,563
	Total Broadline Retail	$46,124,563

	Building Products — 1.4%
408,385	Johnson Controls International Plc	$ 24,592,945
	Total Building Products	$24,592,945

	Capital Markets — 6.5%
597,693	Bank of New York Mellon Corp.	$ 27,159,170
728,773	Charles Schwab Corp.	38,173,130
444,718	Intercontinental Exchange, Inc.	46,379,640
	Total Capital Markets	$111,711,940

	Chemicals — 2.2%
130,780	Air Products and Chemicals, Inc.	$ 37,561,324
	Total Chemicals	$37,561,324

	Communications Equipment — 3.6%
1,180,725	Cisco Systems, Inc.	$ 61,722,399
	Total Communications Equipment	$61,722,399

	Consumer Staples Distribution & Retail — 2.7%
319,638	Sysco Corp.	$ 24,685,643
133,151	Target Corp.	22,053,800
	Total Consumer Staples Distribution & Retail	$46,739,443

1Pioneer Core Equity Fund |  | 3/31/23

Shares		Value
	Electrical Equipment — 1.5%
145,756	Eaton Corp. Plc	$ 24,973,833
	Total Electrical Equipment	$24,973,833

	Electronic Equipment, Instruments & Components — 1.4%
120,864	CDW Corp.	$ 23,555,185
	Total Electronic Equipment, Instruments & Components	$23,555,185

	Energy Equipment & Services — 2.1%
1,271,487	Baker Hughes Co.	$ 36,695,115
	Total Energy Equipment & Services	$36,695,115

	Entertainment — 3.4%
471,595(a)	Walt Disney Co.	$ 47,220,807
742,721(a)	Warner Bros Discovery, Inc.	11,215,087
	Total Entertainment	$58,435,894

	Financial Services — 3.7%
182,570(a)	Fiserv, Inc.	$ 20,635,887
193,842	Visa, Inc., Class A	43,703,617
	Total Financial Services	$64,339,504

	Food Products — 1.2%
256,836	McCormick & Co., Inc., Non-Voting Shares	$ 21,371,324
	Total Food Products	$21,371,324

	Health Care Equipment & Supplies — 6.7%
846,395(a)	Boston Scientific Corp.	$ 42,345,142
106,005(a)	Intuitive Surgical, Inc.	27,081,097
159,087	Stryker Corp.	45,414,566
	Total Health Care Equipment & Supplies	$114,840,805

	Hotels, Restaurants & Leisure — 1.1%
338,214(a)	Las Vegas Sands Corp.	$ 19,430,394
	Total Hotels, Restaurants & Leisure	$19,430,394

	Household Products — 2.6%
165,782	Church & Dwight Co., Inc.	$ 14,656,786
411,105	Colgate-Palmolive Co.	30,894,541
	Total Household Products	$45,551,327

	Interactive Media & Services — 3.2%
261,634(a)	Meta Platforms, Inc., Class A	$ 55,450,710
	Total Interactive Media & Services	$55,450,710

Pioneer Core Equity Fund |  | 3/31/232

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Shares		Value
	IT Services — 4.3%
402,012	Cognizant Technology Solutions Corp., Class A	$ 24,494,591
382,283	International Business Machines Corp.	50,113,479
	Total IT Services	$74,608,070

	Life Sciences Tools & Services — 4.2%
162,936	Danaher Corp.	$ 41,066,389
158,865(a)	IQVIA Holdings, Inc.	31,596,660
	Total Life Sciences Tools & Services	$72,663,049

	Machinery — 2.2%
56,872	Deere & Co.	$ 23,481,311
183,517	Stanley Black & Decker, Inc.	14,787,800
	Total Machinery	$38,269,111

	Media — 2.9%
1,325,240	Comcast Corp., Class A	$ 50,239,848
	Total Media	$50,239,848

	Oil, Gas & Consumable Fuels — 3.8%
896,580	EQT Corp.	$ 28,609,868
654,776	Shell Plc (A.D.R.)	37,675,811
	Total Oil, Gas & Consumable Fuels	$66,285,679

	Pharmaceuticals — 3.7%
900,471	Organon & Co.	$ 21,179,078
1,049,703	Pfizer, Inc.	42,827,882
	Total Pharmaceuticals	$64,006,960

	Semiconductors & Semiconductor Equipment — 5.3%
506,070(a)	Advanced Micro Devices, Inc.	$ 49,599,921
240,785	Microchip Technology, Inc.	20,172,967
346,703	Micron Technology, Inc.	20,920,059
	Total Semiconductors & Semiconductor Equipment	$90,692,947

	Software — 6.2%
29,036	Intuit, Inc.	$ 12,945,120
207,840	Microsoft Corp.	59,920,272
169,757(a)	Salesforce, Inc.	33,914,053
	Total Software	$106,779,445

	Specialized REITs — 2.7%
107,112	American Tower Corp.	$ 21,887,266
244,016	Digital Realty Trust, Inc.	23,989,213
	Total Specialized REITs	$45,876,479

3Pioneer Core Equity Fund |  | 3/31/23

Shares		Value
	Specialty Retail — 4.5%
169,443	Home Depot, Inc.	$ 50,006,018
255,544	Ross Stores, Inc.	27,120,885
	Total Specialty Retail	$77,126,903

	Technology Hardware, Storage & Peripherals — 3.0%
2,038,812	Hewlett Packard Enterprise Co.	$ 32,478,275
718,376(a)	Pure Storage, Inc., Class A	18,325,772
	Total Technology Hardware, Storage & Peripherals	$50,804,047

	Textiles, Apparel & Luxury Goods — 1.0%
47,062(a)	Lululemon Athletica, Inc.	$ 17,139,510
	Total Textiles, Apparel & Luxury Goods	$17,139,510

	Trading Companies & Distributors — 1.3%
391,353(a)	AerCap Holdings NV	$ 22,005,779
	Total Trading Companies & Distributors	$22,005,779

	Total Common Stocks (Cost $1,562,737,369)	$1,703,538,518

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
11,355,383(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 11,355,383
		$11,355,383

	TOTAL SHORT TERM INVESTMENTS (Cost $11,355,383)	$11,355,383

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $1,574,092,752)	$1,714,893,901
	OTHER ASSETS AND LIABILITIES — 0.5%	$7,913,390
	net assets — 100.0%	$1,722,807,291

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Pioneer Core Equity Fund |  | 3/31/234

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,703,538,518	$—	$—	$1,703,538,518
Open-End Fund	11,355,383	—	—	11,355,383
Total Investments in Securities	$1,714,893,901	$—	$—	$1,714,893,901
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund |  | 3/31/23